Income Taxes (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Provision for income tax
Total
Provision for income tax (Percent)
Total					0.00%
US
Provision for income tax
Statutory federal tax rate					$ (85,964)
Non-deductible expenses					702
Change in Valuation allowance					$ 85,262
Provision for income tax (Percent)
Statutory federal tax rate					21.00%
Non-deductible expenses- US					(17.00%)
Change in Valuation allowance					(20.83%)
CANADA
Provision for income tax
Statutory federal tax rate					$ (25,186)
Change in Valuation allowance					$ 25,186
Provision for income tax (Percent)
Statutory federal tax rate					15.00%
Change in Valuation allowance					(15.00%)